Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets in Pension Plans with Projected or Accumulated Benefit Obligation in Excess of Plan Assets (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2014	Mar. 31, 2013
Plans with projected benefit obligation in excess of plan assets:
Projected benefit obligation	¥ 205,939	¥ 214,724
Fair value of plan assets	98,670	90,207
Plans with accumulated benefit obligation in excess of plan assets:
Accumulated benefit obligation	205,937	208,457
Fair value of plan assets	¥ 98,670	¥ 90,207